Capital Commitments (Detail) - Dec. 31, 2017 - Capital Commitments - Computer and Network Equipment and Construction in Progress ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2018	$ 17,685	¥ 115,066
2019	14,281	92,916
2020	10,499	68,309
2021	8,519	55,430
2022 and thereafter	28,423	184,925
Purchase Obligation, Total	$ 79,407	¥ 516,646